Annual Total Returns - Delaware Mid Cap Value Fund - Class A	Oct. 31, 2020
Bar Chart Table:
2011	(5.77%)
2012	13.14%
2013	28.85%
2014	6.71%
2015	(0.32%)
2016	18.61%
2017	16.84%
2018	(15.56%)
2019	28.92%
2020	(0.38%)